UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series (formerly DWS Allocation Series)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS LifeCompass 2015 Fund

(formerly DWS Moderate Allocation Fund)

	Shares	Value ($)

Equity Funds 60.2%
DWS Blue Chip Fund "Institutional"	159,998	3,555,156
DWS Capital Growth Fund "Institutional"	675	38,288
DWS Commodity Securities Fund "Institutional"	200,581	2,968,595
DWS Communications Fund "Institutional"	53,122	1,331,228
DWS Disciplined Long/Short Value Fund "Institutional"	200,791	2,027,993
DWS Dreman Concentrated Value Fund "Institutional"	136,687	1,682,623
DWS Dreman High Return Equity Fund "Institutional"	61,700	3,106,605
DWS Dreman Mid Cap Value Fund "Institutional"	270,139	3,417,260
DWS Dreman Small Cap Value Fund "Institutional"	12,365	490,036
DWS Emerging Markets Equity Fund "S"	98,979	2,935,731
DWS Enhanced S&P 500 Index Fund "S"	167,508	2,385,316

DWS Equity 500 Index Fund "Institutional"	341,570	57,455,524
DWS Equity Partners Fund "Institutional"	370,195	11,205,790
DWS Europe Equity Fund "Institutional"	399,066	16,589,184
DWS Global Thematic Fund "S"	142,864	5,173,102
DWS Growth & Income Fund "Institutional"	505,851	11,336,130
DWS Health Care Fund "Institutional"	102,835	2,983,245
DWS International Fund "Institutional"	17,339	1,247,028
DWS International Select Equity Fund "Institutional"	227,126	3,100,273
DWS International Value Opportunities Fund "Institutional"	255,253	3,399,973
DWS Japan Equity Fund "S"	782	11,452
DWS Large Cap Value Fund "Institutional"	861,917	21,168,677
DWS Large Company Growth Fund "Institutional"	228,214	6,997,044
DWS Micro Cap Fund "Institutional"	8,225	159,979
DWS RREEF Global Real Estate Securities Fund "Institutional"	41,233	479,952
DWS RREEF Real Estate Securities Fund "Institutional"	39,970	936,107
DWS Small Cap Core Fund "S"	362,573	7,570,516
DWS Small Cap Growth Fund "Institutional"	56,155	1,385,909
DWS Small Cap Value Fund "S"	154,952	3,173,416
DWS Technology Fund "Institutional"	220,019	3,018,663

Total Equity Funds (Cost $157,086,229)		181,330,795
Fixed Income – Bond Funds 35.7%
DWS Core Fixed Income Fund "Institutional"	7,981,113	85,796,965
DWS Core Plus Income Fund "Institutional"	716	9,005
DWS Emerging Markets Fixed Income Fund "S"	14,965	182,429
DWS Floating Rate Plus Fund "Institutional"	651,344	6,252,901
DWS GNMA Fund "S"	404	6,003
DWS High Income Fund "Institutional"	1,163,216	5,920,768
DWS High Income Plus Fund "Institutional"	2,330	16,984
DWS Inflation Protected Plus Fund "Institutional"	911,318	9,468,594
DWS Short Duration Plus Fund "S"	786	7,821

Total Fixed Income – Bond Funds (Cost $106,973,373)		107,661,470
Fixed Income - Money Market Funds 4.2%
Cash Management QP Trust	12,662,204	12,662,204
DWS Money Market Prime Series	11,391	11,391
DWS Money Market Series "Institutional"	22,080	22,080

Total Fixed Income - Money Market Funds (Cost $12,695,675)		12,695,675
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $276,755,277)	100.1	301,687,940
Other Assets and Liabilities, Net	(0.1)	(241,215)

Net Assets	100.0	301,446,725

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008